Via EDGAR                                                              December 10, 2008

---------------
American National Insurance Company
One Moody Plaza
Galveston, TX 77550-7999

Securities and Exchange Commission
450 Fifth Street, N W
Washington, D. C. 20549

         RE: American National Variable Life Separate Account ("Registrant")
               American National Insurance Company ("Depositor")
               File Numbers: 333-53122 and 811-06160
               CIK Number: 0000867289

Dear Ladies and Gentlemen:

         Pursuant to Rule 497 under the  Securities  Act of 1933 ("1933 Act"),  Registrant  and Depositor  have elected to file the certification  set out below in lieu of  electronically  filing definitive copies of the prospectus and statement of additional  information  contained in its most recent amendment to its Form N-6 Registration  Statement  ("amendment"), as required by Rule 497 (c) under the 1933 Act.

         Registrant and Depositor hereby certify that:

(1)      the form of prospectus  and statement of additional  information  that would have been filed under  paragraph (c)
                           of Rule 497 under  the 1933 Act  following  the  filing  of the  amendment  would not have been different from that contained in the Amendment, and

(2)      the  Amendment,  Post-Effective  Amendment No. 13 under the 1933 Act and  Amendment  No. 30 under the  Investment
                           Company Act of 1940,was filed electronically on December 5, 2008.

         Please direct any inquiry  regarding the foregoing to the  undersigned  at (409) 621-7739 or to Mr. Greg Garrison of Greer, Herz & Adams, L.L.P. at (409) 797-3248.

Very truly yours,

Dwain A. Akins, J.D.
Senior Vice President, Corporate Affairs/Compliance
Chief Compliance Officer
American National Insurance Company